Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of remuneration of key management personnel

	Year Ended December 31,
(in thousands of $, except for the number of stock options & RSUs)	2023	2022	2021
Remuneration of key management personnel
Short-term benefits for senior management members as a group
Gross salary	$4,161	$4,199	$3,465
Variable pay	2,816	3,077	2,020
Employer social security	807	1,015	789
Other short term benefits	545	372	274
Termination Benefits	—	—	382
Post-employment benefits for senior management members as a group	167	104	150
Cost of stock options granted in the year for senior management members as a group	27,983	18,393	15,060
Cost of restricted stock units granted in the year for senior management members as a group	11,694	9,594	8,025
Employer social security cost related to stock options	(494)	1,101	4,172
Total benefits for key management personnel	47,679	37,855	34,337
Numbers of stock options granted in the year
Senior Management as a group	132,100	117,600	101,446
Numbers of restricted stock units granted in the year
Senior Management as a group	30,425	26,500	22,888

Remuneration of non-executive directors
Board fees and other short-term benefits for non-executive directors	533	437	435
Cost of stock options granted in the year for non-executive directors	2,280	3,643	3,263
Cost of restricted stock units granted in the year for non-executive directors	1,034	1,850	1,731
Total benefits for non-executive board members	$3,847	$5,929	$5,429
Numbers of stock options granted in the year
Non-executive directors	12,400	21,600	22,950
Numbers of restricted stock units granted in the year
Non-executive directors	2,713	4,800	5,100